Derivative and Hedging Instruments - Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income (Detail) - Fair value hedges [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	$ 2	$ 7
Gains (losses) recognized for hedged items	1	(4)
Ineffectiveness recognized in investment income	3	3
Interest rate swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	4	8
Gains (losses) recognized for hedged items	(2)	(6)
Ineffectiveness recognized in investment income	2	2
Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	(2)	(1)
Gains (losses) recognized for hedged items	3	2
Ineffectiveness recognized in investment income	$ 1	$ 1